The assets of Pension Plans are invested in compliance with the applicable legislation (government securities and private securities, listed company shares and real estate properties) and the weighted-average allocation of the pension plan’s assets by cat (Details)
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets Of The Alvorada Plan [Member]
IfrsStatementLineItems [Line Items]
Equities		10.40%
Fixed income	93.20%	82.70%
Real estate	5.00%	5.00%
Other	1.80%	1.90%
Total	100.00%	100.00%
Assets Of The Bradesco Plan [Member]
IfrsStatementLineItems [Line Items]
Equities	7.60%	8.90%
Fixed income	86.70%	84.10%
Real estate	1.50%	1.60%
Other	4.20%	5.40%
Total	100.00%	100.00%
Assets Of The Kirton Plan [Member]
IfrsStatementLineItems [Line Items]
Equities
Fixed income	100.00%	84.40%
Real estate
Other		15.60%
Total	100.00%	100.00%
Assets Of The Losango Plan [Member]
IfrsStatementLineItems [Line Items]
Equities		13.30%
Fixed income		86.70%
Real estate
Other
Total		100.00%